Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains arising during the period, tax	$ (147)	$ 121	$ (127)	$ 221	$ 287	$ (635)	$ 119
Reclassification adjustment for (gains) losses included in net earnings, tax					$ 12	$ (17)